Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 14, 2016
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Apr. 14, 2016
U.S. Government Money Market Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Money Market Portfolio
Supplement [Text Block]	sat_SupplementTextBlock

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class A Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SGAXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class C Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SZCXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class I Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SGMXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.